BORROWING, FINANCING AND DEBENTURES - Schedule Of Changes In Balances Of Borrowings (Parenthetical) (Detail) $ in Thousands, £ in Millions		1 Months Ended			12 Months Ended
	Apr. 15, 2021 BRL (R$)	Sep. 30, 2021 BRL (R$)	May 31, 2021 BRL (R$)	May 31, 2021 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 BRL (R$)		Dec. 31, 2021 BRL (R$)		Dec. 31, 2020 BRL (R$)	Dec. 31, 2022 USD ($)	Oct. 31, 2022 BRL (R$)	Sep. 19, 2022 BRL (R$)	Jul. 30, 2022 BRL (R$)	Jul. 25, 2022 BRL (R$)	May 04, 2021 BRL (R$)	May 04, 2021 USD ($)	Apr. 23, 2021 GBP (£)	Apr. 23, 2021 BRL (R$)
BORROWING, FINANCING AND DEBENTURES
Repayment						R$ 6,826,628,000	[1]	R$ 7,989,607,000	[2]	R$ 8,483,892,000
Annual percentage interest rate						13.65%					13.65%
New borrowing and financing						R$ 8,557,507,000	[3]	6,425,565,000	[2],[4]	R$ 1,354,765,000
ESG debt securities (“Notes ESG”) [Member] | Natura Cosmticos SA [Member]
BORROWING, FINANCING AND DEBENTURES
Principal amount of borrowings obtained																R$ 5,600,000,000	$ 1,000,000
Annual percentage interest rate																4.125%	4.125%
Line of Credit facility | Natura &Co Luxemburgo operation
BORROWING, FINANCING AND DEBENTURES
Principal amount of borrowings obtained						250,000
Line of Credit facility | Operations The Body Shop [Member]
BORROWING, FINANCING AND DEBENTURES
Principal amount of borrowings obtained																		£ 100	R$ 742,000,000
Repayment | £					£ 70
Business notes [member]
BORROWING, FINANCING AND DEBENTURES
Repayment	R$ 500,000,000
Business notes [member] | Natura Cosmticos SA [Member]
BORROWING, FINANCING AND DEBENTURES
Principal amount of borrowings obtained | $											$ 500,000
Repayment	R$ 250,000,000		R$ 4,000,000,000	$ 750,000
Unsecured Debentures Due September 28, 2021 [Member]
BORROWING, FINANCING AND DEBENTURES
Settlement of debentures		R$ 1,827,000,000						R$ 1,827,000,000
Unsecured Debentures Due September 21, 2022 [Member]
BORROWING, FINANCING AND DEBENTURES
Settlement of debentures		R$ 308,000
Revolving credit facility [Member] | Natura &Co Luxemburgo operation
BORROWING, FINANCING AND DEBENTURES
Line of credit facility, maximum borrowing capacity | $											625,000
Notes - Lux [Member] | Natura &Co Luxemburgo operation
BORROWING, FINANCING AND DEBENTURES
Principal amount of borrowings obtained						R$ 2,809,000					$ 600,000
Annual percentage interest rate						6.00%					6.00%
Debentures, Series 11 [Member]
BORROWING, FINANCING AND DEBENTURES
Principal amount of borrowings obtained															R$ 826,030,000
Debentures, Series 11 [Member] | Natura Cosmticos SA [Member]
BORROWING, FINANCING AND DEBENTURES
Principal amount of borrowings obtained														R$ 826,030
New borrowing and financing						R$ 826,000,000
Debentures, Series 12 [Member] | Natura Cosmticos SA [Member]
BORROWING, FINANCING AND DEBENTURES
Principal amount of borrowings obtained												R$ 1,050,000
New borrowing and financing						1,050,000,000
Commercial notes [Member] | Natura Cosmticos SA [Member]
BORROWING, FINANCING AND DEBENTURES
Principal amount of borrowings obtained													R$ 500,000,000
New borrowing and financing						R$ 500,000,000

[1]	The amortizations made in the year ended December 31, 2022 refer mainly to the: (i) early redemption of debt securities of the subsidiary Avon ("Notes"), (ii) the early redemption of the 9th and 10th series of debentures issued by the subsidiary Natura Cosméticos (iii) the early redemption of the credit line in the amount of £70 million from the indirect subsidiary The Body Shop and (iv) the refinancing of the credit line under Resolution 4131/62 of the subsidiary Natura Cosméticos.
[2]	The repayment made during the year ended December 31, 2021 mainly refer to the early redemption of the subsidiary Natura Cosméticos's Notes in the amount of USD 750 million (corresponding to roughly R$4.0 billion, carried out in May 2021 (see note 19.1.ii)) and to the settlements of the 2nd series of the 7th issue of debentures in the amount of R$1,827 million and of the 2nd series of the 9th issue of debentures in the amount of R$308 million, both carried out in September 2021. In addition, on April 15, 2021, the Company and its subsidiary Natura Cosméticos redeemed the total principal amount due under their respective promissory notes, equivalent to R$500 million of the Company and R$250 million of the subsidiary Natura Cosméticos;
[3]	New borrowing and financing during the year ended December 31, 2022 refer basically to: (i) utilization of a revolving credit facility in the principal amount of up to US$ 625 million by the subsidiary Natura &Co Luxemburgo; (ii) issue of debt securities by the subsidiary Natura &Co Luxembourg maturing on April 19, 2029 in the principal amount of US$600 million (approximately R$2,809 million), subject to interest of 6.00% per year, which are guaranteed by Natura &Co Holding and by the subsidiary Natura Cosméticos, (iii) issue of the 11th series of debentures in the amount of R$826 million, maturing in 2025 and issue of the 12th series of debentures in the amount of R$1,050 million, maturing between 2025 and 2032 by the subsidiary Natura Cosméticos (iv) issue of commercial notes by the subsidiary Natura Cosméticos in the amount of R$500 million due in 2025 and (v) new credit line in the total principal amount of US$250 million by the subsidiary Natura &Co Luxemburgo.
[4]	New borrowing and financing raised within the year ended December 31, 2021 basically refer to the offer carried out by the subsidiary Natura Cosméticos of the notes linked to the sustainability goals in the amount of USD 1 billion, approximately R$5.6 billion (see note 19.1.iii) and the new credit facility in the amount of one hundred million pounds (£100 million), approximately R$742 million, obtained by subsidiary The Body Shop (see note 19.1.ii));